Subsequent events (Tables)	12 Months Ended
Jun. 30, 2021
Subsequent events
Schedule of entities subsidiaries and affiliates

Consolidated affiliated entities	Place and year of establishment	Principal activities
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	Investment holding
Zhejiang Zhuji Hailiang Foreign Language School
(“Foreign Language”)	Zhejiang, China, 1995	K-9 compulsory curriculum education services
Zhejiang Zhuji Tianma Experimental School
(“Tianma Experimental”)	Zhejiang, China, 1995	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Primary School	Zhejiang, China, 2016	K-9 compulsory curriculum education services
Zhejiang Zhuji Hailiang Junior Middle School	Zhejiang, China, 2016	K-9 compulsory curriculum education services
Lanzhou Hailiang Education Consulting Co., Ltd.	Gansu, China, 2019	Investment holding
Lanzhou Hailiang Experimental School	Gansu, China, 2020	K-9 compulsory curriculum education services
Wuhu Hailiang Education Management Co., Ltd.	Anhui, China, 2020	Investment holding
Wuhu Hailiang Experimental School	Anhui, China, 2020	K-9 compulsory curriculum education services
Jinhua Hailiang Education Technology Co., Ltd.	Zhejiang, China, 2020	Investment holding
Wenzhou Hailiang Juxian Education Technology Co., Ltd. (“Juxian Technology”)	Zhejiang, China, 2020	Investment holding
Hailiang Overseas Chinese School	Zhejiang, China, 2020	K-9 compulsory curriculum education services
Jinhua Hailiang Foreign Language School	Zhejiang, China, 2018	K-9 compulsory curriculum education services
Ninghai Hailiang Education Management Co., Ltd.	Zhejiang, China, 2021	Investment holding
Xianghu Future School	Zhejiang, China, 2021	K-9 compulsory curriculum education services
Feicheng Education Investment	Shandong, China, 2018	Investment holding
Feicheng Hailiang Foreign Language School	Shandong, China, 2018	K-9 compulsory curriculum education services

Summary of consolidated financial position of these affiliated entities

	June 30, 2020	June 30, 2021
	RMB	RMB
Property and equipment, net	460,245	268,479
Intangible assets and goodwill, net	78,325	—
Right of use assets	103,143	97,053
Contract costs	9,826	10,021
Prepayments to third party suppliers	126	—
Non-current assets	651,665	375,553

Other receivables due from related parties	43,065	44,206
Other current assets	11,286	17,618
Term deposits held at a related party finance entity	385,000	362,265
Cash and cash equivalents	123,061	118,344
Current assets	562,412	542,433

Total assets	1,214,077	917,986

Lease liabilities	4,881	4,325
Non-current liabilities	4,881	4,325

Trade and other payables due to third parties	117,426	162,410
Other payables due to related parties*	423,430	444,635
Income tax payable	—	992
Contract Liabilities	235,399	290,860
Lease liabilities	133	159
Current liabilities	776,388	899,056

Total liabilities	781,269	903,381

Net assets**	432,808	14,605
Net assets attributable to the Company’s shareholders	430,408	7,585
Non-controlling interests	2,400	7,020
*

Other payables due to related parties mainly include payables arising from the payments settled by related parties on behalf of these affiliated entities and services and materials provided to these affiliated entities by related parties.

**

The difference between the loss from the discontinued operations, net of tax of RMB243,337 for the fiscal year ended June 30, 2021 and the movement of net assets of RMB418,203 during the fiscal year end June 30, 2021 was due to the elimination of intra-group transactions when presenting the financial results of discontinued operations as mentioned in note 5(ii) and the deduction of contribution capital arising from business combinations under common control as mentioned in note 21.